Equity Investments	6 Months Ended
Sep. 30, 2025
Investments, All Other Investments [Abstract]
Equity Investments
5 - Equity Investments
A summary of the components of equity investments is as follows:

	As of
(in millions)	September 30, 2025	March 31, 2025
Equity method investments under fair value option	$294	$300
Equity investments in publicly listed companies	94	98
Equity method investments under equity method	17	16
Non-marketable equity securities	151	151
Total equity investments	$556	$565
Income (loss) from equity investments, net is as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2025	2024	2025	2024
Equity investments in publicly listed companies	$(12)	$2	$(8)	$29
Equity method investments (1)	(4)	(12)	(5)	(12)
Non-marketable equity securities (includes NAV)	—	—	1	(3)
Total income (loss) from equity investments, net	$(16)	$(10)	$(12)	$14
(1)Includes equity method investments where the Company elected the fair value option, including those under the net asset value (“NAV”) practical expedient, along with investments accounted for under the equity method.
Equity method investments under fair value option
The Company elected the fair value option to account for certain equity method investments in Acetone Limited and Ampere Computing Holdings LLC (“Ampere”). See discussion below, along with Note 8 - Fair Value, for further information.
The Company holds equity method investments in funds accounted for under the fair value option that apply the NAV practical expedient. The estimated fair values of the Company’s equity securities at fair value that qualify for the NAV practical expedient were provided by the funds based on the indicated market values of the underlying assets or investment portfolios. As of September 30, 2025 and March 31, 2025, the carrying value of equity method investments under the fair value option measured at NAV was $94.2 million and $100.3 million, respectively.
For the three months ended September 30, 2025 and 2024, the Company recognized losses from changes in fair value of $3.5 million and $2.4 million, respectively, for equity method investments accounted for under the NAV practical expedient. For the six months ended September 30, 2025 and 2024, the Company recognized losses from changes in fair value of $5.5 million and $2.8 million, respectively, for equity method investments accounted for under the NAV practical expedient. Changes in fair value are recorded through income (loss) from equity investments, net in the Condensed Consolidated Income Statements.
Acetone Limited
As of September 30, 2025 and March 31, 2025, the carrying value of the Company’s equity method investment in Acetone Limited was $56.5 million. For the three and six months ended September 30, 2025, the Company did not have any fair value adjustments for its investment in Acetone Limited. For the three and six months ended September 30, 2024 the Company recognized fair value losses of $9.0 million for its investment in Acetone Limited in income (loss) from equity investments, net in the Condensed Consolidated Income Statements.
Ampere
On March 19, 2025, SoftBank Group Corp. (“SoftBank Group”) announced that it entered into an agreement to acquire all of the outstanding equity interests of Ampere. SoftBank Group expects the transaction to close in the second half of 2025, subject to customary closing conditions and regulatory approvals. In connection with SoftBank Group’s acquisition of Ampere, the Company, as a minority shareholder of Ampere, entered into an amendment to the Ampere LLC Agreement and provided a consent to the transaction. The Company expects to receive approximately $140 million in gross proceeds for its equity interest in Ampere and full repayment of the outstanding balance of the convertible promissory note with Ampere.
As of September 30, 2025 and March 31, 2025, the carrying value of the Company’s equity method investment in Ampere was $143.4 million. For the three and six months ended September 30, 2025 and 2024, the Company did not recognize any fair value gains or losses with respect to its investment in Ampere.
As of September 30, 2025 the outstanding balance of the convertible promissory note with Ampere was $34.5 million, which is included in prepaid expenses and other current assets on the Condensed Consolidated Balance Sheets. As of March 31, 2025, the outstanding balance of the convertible promissory note with Ampere was $33.8 million, which is included in other non-current assets on the Condensed Consolidated Balance Sheets. The Company’s maximum exposure to loss is the amounts invested in, and advanced to, Ampere as of September 30, 2025.
Equity investments in publicly listed companies
As of September 30, 2025 and March 31, 2025, the carrying value of the Company’s equity investments in publicly listed companies was $93.9 million and $97.9 million, respectively. For the three months ended September 30, 2025 and 2024, the Company recognized fair value gains and (losses) with respect to its equity investments in publicly listed companies of $(11.6) million and $1.9 million in income (loss) from equity investments, net in the Condensed Consolidated Income Statements. For the six months ended September 30, 2025 and 2024, the Company recognized fair value gains and (losses) with respect to its equity investments in publicly listed companies of $(7.8) million and $28.9 million in income (loss) from equity investments, net in the Condensed Consolidated Income Statements.
Non-marketable Equity Securities
Non-marketable securities are those for which the Company does not have significant influence or control. These represent either direct or indirect, through a capital fund, investments in unlisted early-stage development enterprises which are generating value for shareholders through research and development activities. The Company holds equity interests in certain funds which are accounted for under the NAV practical expedient. As of September 30, 2025 and March 31, 2025, the carrying value of assets measured at NAV was $16.9 million and $15.7 million, respectively. For the three months ended September 30, 2025 and 2024, the Company recognized gains and (losses) of $(0.1) million and $0.1 million, respectively, from changes in fair value for non-marketable securities accounted for under the NAV practical expedient. For the six months ended September 30, 2025 and 2024, the Company recognized gains and (losses) of $1.0 million and $(1.6) million, respectively, from changes in fair value for non-marketable securities accounted for under the NAV practical expedient.
As of September 30, 2025 and March 31, 2025, the carrying value of the Company’s preference shares of Kigen (UK) Limited (“Kigen”), an entity indirectly partially owned by SoftBank Vision Fund L.P., was $16.4 million and $15.0 million, respectively. During the six months ended September 30, 2025, the Company invested another $1.4 million in cash in exchange for preference shares of Kigen. The preference shares are convertible into common shares of Kigen and are entitled to full dividends, distribution and voting rights. The Company does not have significant influence or control over Kigen and elected to apply the measurement alternative for this investment.
The Company elected to apply the measurement alternative to all other non-marketable equity securities. Under the measurement alternative, these equity securities are recorded at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes in orderly transactions.
The components of gains and (losses), which primarily include unrealized gains and losses on non-marketable securities inclusive of those measured under the NAV practical expedient, are as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2025	2024	2025	2024
Observable price adjustments on non-marketable equity securities (includes NAV)	$—	$—	$1	$(2)
Impairment of non-marketable equity securities	—	—	—	(1)
Total income (loss) from equity investments in non-marketable securities, net	$—	$—	$1	$(3)
All equity method investments held by the Company are considered long-term to enable ecosystem growth and are classified as non-current assets. For the three months ended September 30, 2025 and 2024, the Company recognized
$2.5 million and $1.0 million, respectively, in dividends from equity investments measured using the NAV practical expedient. For the six months ended September 30, 2025 and 2024, the Company recognized $3.5 million and $1.1 million, respectively, in dividends from equity investments measured using the NAV practical expedient. The total amount of financial commitments to existing investees of the Company not provided for in the condensed consolidated financial statements was $27.0 million and $28.1 million as of September 30, 2025 and March 31, 2025, respectively.